CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Common stock	Additional Paid-in capital	Treasury stock	Retained Earnings (Deficit)	Accumulated Other Comprehensive (Loss) income	Total
Balance at the beginning of the year at Mar. 31, 2018	$ 4,796	$ 58,417,971		$ 77,430,759	$ 4,379,229	$ 140,232,755
Balance at the beginning of the year (in shares) at Mar. 31, 2018	47,958,550
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Share-based compensation		6,585,386				6,585,386
Exercise of share options	$ 113	1,156,510				1,156,623
Exercise of share options (in shares)	1,127,853
Exercise of RSU	$ 54	(54)
Exercise of RSU (in shares)	538,900
Dividends to shareholders		(6,352,948)		(13,194,584)		(19,547,532)
Repurchase of ordinary shares			$ (1,320,468)			(1,320,468)
Repurchase of ordinary shares (in shares)			(421,220)
Net (loss) income				5,532,581		5,532,581
Foreign currency translation adjustment					(6,136,187)	(6,136,187)
Balance at the end of the year at Mar. 31, 2019	$ 4,963	59,806,865	$ (1,320,468)	69,768,756	(1,756,958)	126,503,158
Balance at the end of the year (in shares) at Mar. 31, 2019	49,625,303		(421,220)
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Share-based compensation		347,466				347,466
Exercise of share options	$ 32	281,585				281,617
Exercise of share options (in shares)	320,020
Exercise of RSU	$ 4	(4)
Exercise of RSU (in shares)	38,900
Repurchase of ordinary shares			$ (2,667,902)			(2,667,902)
Repurchase of ordinary shares (in shares)			(744,663)
Net (loss) income				(71,198,379)		(71,198,379)
Shareholder's contribution		123,671				123,671
Foreign currency translation adjustment					(5,288,742)	(5,288,742)
Balance at the end of the year at Mar. 31, 2020	$ 4,999	60,559,583	$ (3,988,370)	(1,429,623)	(7,045,700)	$ 48,100,889
Balance at the end of the year (in shares) at Mar. 31, 2020	49,984,223		(1,165,883)			48,818,340
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Share-based compensation		55,468				$ 55,468
Exercise of RSU	$ 3	(3)
Exercise of RSU (in shares)	32,234
Net (loss) income				(34,826,989)		(34,826,989)
Foreign currency translation adjustment					3,942,157	3,942,157
Balance at the end of the year at Mar. 31, 2021	$ 5,002	$ 60,615,048	$ (3,988,370)	$ (36,256,612)	$ (3,103,543)	$ 17,271,525
Balance at the end of the year (in shares) at Mar. 31, 2021	50,016,457		(1,165,883)			48,850,574